Schedule Of Noncash Investing and Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Accrued liabilities for purchases of property, plant and equipment	$ 61,644	$ 38,566	$ 22,285
Acquisition of assets through capital lease	811	$ 1,399	1,445
Acquisition of assets through asset exchange	2,476		$ 5,000
Sale of asset to settle liability	$ 900